FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2017
Borrowing costs [abstract]
Components of financing costs

	Years ended December 31,
	2017	2016
Interest expense	$7.1	$23.0
Credit facility fees	2.9	1.6
Accretion expense	0.9	0.6
	$10.9	$25.2